COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 01, 2018	Aug. 30, 2016	Sep. 30, 2019	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse	the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016
Operating Lease, Cost				$ 30,478		$ 23,279	$ 91,437	$ 91,437	$ 121,917	$ 117,841
Loss Contingency, Allegations				There is pending litigation initiated by the Company around the validity of a $100,000 note which the Company signed based upon representations of funding from the maker which were never received. The Company initiated litigation to dispute the note and the 1,692 shares that have been issued. There was no consideration for the issuance of the shares and the shares have been accounted for as if they were returned and cancelled although they have not been returned	There is pending litigation initiated by the Company around the validity of a $100,000 note which the Company signed based upon representations of funding from the maker which were never received. The Company initiated litigation to dispute the note and the 1,692 shares that have been issued. There was no consideration for the issuance of the shares and the shares have been accounted for as if they were returned and cancelled although they have not been returned.
Operating Leases, Rent Expense			$ 15,480						$ 164,095
[custom:OperatingLeaseCost2]										$ 150,668
Warehouse Lease Facility One [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description		2,132
Warehouse Lease Facility Two [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	6,400
Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term